SEC LAW FIRM
11693 San Vicente Boulevard, Suite 357
Los Angeles, CA 90049
Tel. 310-557-3059
Fax. 310-388-1320
www.seclawfirm.com

November 3, 2006

United States Securities and Exchange Commission
Washington, D.C. 20549

Re:	NuWay Medical, Inc. (SEC Registration 000-19709)

Ladies and Gentlemen:

Transmitted herewith is the preliminary proxy statement of NuWay Medical, Inc. (the “Registrant”). It is the Registrant’s desire to hold its stockholders’ meeting on December 20, 2006 and to mail its definitive proxy material in advance thereof on or about November 20, 2006.

If you have any comments regarding this filing, please direct your comments to the undersigned.

Very truly yours,

/s/ Lance Jon Kimmel

Enclosure